INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Inventory [Line Items]
Inventories	$ 88,664	¥ 574,344	¥ 546,312
Merchandise in stores [Member]
Inventory [Line Items]
Inventories		401,537	369,756
Merchandise in warehouses [Member]
Inventory [Line Items]
Inventories		¥ 172,807	¥ 176,556